Prepayments and Other Assets, Net (Details) ¥ in Millions, $ in Millions											2 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jun. 03, 2024 USD ($)	Jun. 03, 2024 CNY (¥)	Jan. 12, 2024 USD ($)	Jan. 12, 2024 CNY (¥)	Jan. 09, 2024 USD ($)	Jan. 09, 2024 CNY (¥)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Jun. 11, 2024	Dec. 22, 2023 USD ($)	Dec. 22, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)
Prepayments and Other Assets, Net [Line Items]
Purchasing the land																				$ 8.4	¥ 59.7
Repayment amount											$ 8.4	¥ 59.7			$ 2.8	¥ 20.0
Deposit																		$ 9.2	¥ 65.1
Loan payment															5.7	41.0
SF Smart [Member]
Prepayments and Other Assets, Net [Line Items]
Consideration transfer amount									$ 18.3	¥ 129.5
Shengfeng Supply Chain Management Co., Ltd. [Member]
Prepayments and Other Assets, Net [Line Items]
Consideration transfer amount															$ 6.1	¥ 44.0
Equity interest percentage					49.00%	49.00%
Pingtan SF’s [Member]
Prepayments and Other Assets, Net [Line Items]
Repayment amount			$ 6.8	¥ 49.0
Consideration transfer amount					$ 6.8	¥ 49.0
Hubei Tongzhou Information Harbor Co., Ltd [Member]
Prepayments and Other Assets, Net [Line Items]
Equity interest																	100.00%
Local Government Authority [Member]
Prepayments and Other Assets, Net [Line Items]
Repayment amount							$ 9.0	¥ 64.4
Forecast [Member]
Prepayments and Other Assets, Net [Line Items]
Repayment amount	$ 0.7	¥ 5.0
Remaining balance													$ 4.0	¥ 29.0